Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Liquidity Funds
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000003948
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Institutional Shares
Trading Symbol	TFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000003942
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Administration Shares
Trading Symbol	BFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.58%
   7-Day Yield...
4.58%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000003943
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BFMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000003949
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Dollar Shares
Trading Symbol	TSDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.43%
   7-Day Yield...
4.43%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000231604
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Mischler Financial Group Shares
Trading Symbol	EDUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000237278
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Stern Brothers Shares
Trading Symbol	SIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000238343
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Tigress Shares
Trading Symbol	EVEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 5,485,003,715
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 9,157,797
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

C000003928
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Institutional Shares
Trading Symbol	TFDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003923
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Administration Shares
Trading Symbol	BLFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003927
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Capital Shares
Trading Symbol	BFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003924
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Management Shares
Trading Symbol	BFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003931
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Reserve Shares
Trading Symbol	BFRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003930
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Dollar Shares
Trading Symbol	TDDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000252320
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Great Pacific Shares
Trading Symbol	GPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of August 12, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000223514
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Mischler Financial Group Shares
Trading Symbol	HUAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000252319
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Penserra Shares
Trading Symbol	PSFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of August 12, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003926
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Premier Shares
Trading Symbol	BUPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003929
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Private Client Shares
Trading Symbol	BRPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003932
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Select Shares
Trading Symbol	BFBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000237277
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Stern Brothers Shares
Trading Symbol	SBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000238342
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Tigress Shares
Trading Symbol	TIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000237291
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	WestCap Shares
Trading Symbol	WSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 177,508,609,419
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 256,525,527
C000003921
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Institutional Shares
Trading Symbol	TMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 20,856,481,189
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 28,461,475
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

C000003922
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Dollar Shares
Trading Symbol	TCDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
AssetsNet	$ 20,856,481,189
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 28,461,475
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.82%
   7-Day Yield...
4.82%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

C000240805
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Great Pacific Shares
Trading Symbol	GPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 20,856,481,189
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 28,461,475
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

C000003919
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Premier Shares
Trading Symbol	TCPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
AssetsNet	$ 20,856,481,189
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 28,461,475
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

C000003938
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Institutional Shares
Trading Symbol	TSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.75%
   7-Day Yield...
4.75%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003940
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Administration Shares
Trading Symbol	BTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.65%
   7-Day Yield...
4.65%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003936
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Capital Shares
Trading Symbol	BCHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.70%
   7-Day Yield...
4.70%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003941
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Management Shares
Trading Symbol	BPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.25%
   7-Day Yield...
4.25%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003937
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.35%
   7-Day Yield...
4.35%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003939
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Dollar Shares
Trading Symbol	TFEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.50%
   7-Day Yield...
4.50%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003935
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Premier Shares
Trading Symbol	BEMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.75%
   7-Day Yield...
4.75%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000060557
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Select Shares
Trading Symbol	BSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 110,323,899,544
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 172,650,425
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.92%
   7-Day Yield...
3.92%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

C000003954
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Institutional Shares
Trading Symbol	TTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.66%
   7-Day Yield...
4.66%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003956
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Administration Shares
Trading Symbol	BITXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.56%
   7-Day Yield...
4.56%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003952
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Capital Shares
Trading Symbol	BUCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.61%
   7-Day Yield...
4.61%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003957
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.16%
   7-Day Yield...
4.16%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003953
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.26%
   7-Day Yield...
4.26%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003955
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Dollar Shares
Trading Symbol	TTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.42%
   7-Day Yield...
4.42%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000060559
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Select Shares
Trading Symbol	TSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 129,144,801,130
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 193,435,988
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.83%
   7-Day Yield...
3.83%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

C000003974
Shareholder Report [Line Items]
Fund Name	MuniCash
Class Name	Institutional Shares
Trading Symbol	MCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 3,994,911,196
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 6,409,362
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,994,911,196
Number of Portfolio Holdings...
235
Net Investment Advisory Fees...
$6,409,362
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.19%
   7-Day Yield...
3.19%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
93.2%
Closed-End Investment Companies...
2.2
Other Assets Less Liabilities...
4.6